DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Due From Related Parties
DUE FROM RELATED PARTIES

NOTE 6. DUE FROM RELATED PARTIES

Due from related party consists of the following:

	As of December 31, 2021	As of December 31, 2020
Sheng Ying Xin (Beijing) Film Industry Co., Ltd.	$-	$46,416
Beijing ZhipingScience and Technology Development Co., Ltd.	-	30,214
Anytrust Information Technology Co., Ltd	-	5,126
Total due from related party	$-	$81,756

As of December 31, 2021 and December 31, 2020, the Company has related party receivable of $0 and $81,756, respectively, due to advances made on behalf of these related parties.